Significant accounting policies - Capitalization of Interest (Detail) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Schedule of Capitalization [Line Items]
Total	CAD 7,200	CAD 5,271
Non-regulated property
Schedule of Capitalization [Line Items]
Interest capitalized on non-regulated property	3,259	1,189
Interest expense
Schedule of Capitalization [Line Items]
AFUDC capitalized on regulated property	1,167	1,657
Interest, dividend and other income
Schedule of Capitalization [Line Items]
AFUDC capitalized on regulated property	CAD 2,774	CAD 2,425